Income taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Net loss before income taxes (from continuing operations)	$ (323,409)	$ (144,052)
Expected tax recovery at 27.00% (2023 – 27.00%)	(87,320)	(38,894)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses (non-taxable income)	53,847	(993)
Expiry of losses and ITC	310	96
Investment tax credits earned	(4,703)	(4,009)
Foreign tax rate and tax rate differences	3,415	4,165
Change in unrecognized deductible temporary differences	34,514	39,674
Other	58	119
Total income tax expense from continuing operations	$ 121	$ 158